Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2020
Summary of Significant Accounting Policies
Basis of presentation

(a) Basis of presentation

The unaudited interim condensed consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below. The interim financial data as of September 30, 2020 and for the nine months ended September 30, 2019 and 2020 is unaudited. In the opinion of management, the interim financial data includes all adjustments, consisting only of normal recurring adjustments, necessary to a fair statement of the results for the interim periods.

Principles of consolidation

(b) Principles of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIE for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors (the “Board”): to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All significant transactions and balances between the Company, its subsidiaries and the VIE have been eliminated upon consolidation. The non-controlling interests in consolidated subsidiaries are shown separately in the unaudited interim condensed consolidated financial statements.

Use of estimates

(c) Use of estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported period in the unaudited interim condensed consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include, but are not limited to, standalone selling price of each distinct performance obligation in revenue recognition, the valuation and recognition of share-based compensation arrangements, depreciable lives of property, equipment and software, assessment for impairment of long-lived assets, inventory valuation for excess and obsolete inventories, lower of cost and net realizable value of inventories, valuation of deferred tax assets, recoverability of receivables,  warranty liabilities as well as redemption value of the convertible redeemable preferred shares. Actual results could differ from those estimates.

Functional currency and foreign currency translation

(d) Functional currency and foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company and its subsidiaries which are incorporated in HK is United States dollars (“US$”), except NIO Sport which operates mainly in United Kingdom and uses Great Britain pounds (“GBP”). The functional currencies of the other subsidiaries and the VIE are their respective local currencies. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in currencies other than in the functional currency are translated into the functional currency using the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the consolidated statements of comprehensive loss.

The financial statements of the Group’s entities of which the functional currency is not RMB are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive loss in the consolidated statements of comprehensive gain or loss, and the accumulated foreign currency translation adjustments are presented as a component of accumulated other comprehensive loss in the consolidated statements of shareholders’ (deficit)/equity. Total foreign currency translation adjustment (losses)/income were negative RMB260,129 and RMB104,920 for the nine months ended September 30, 2019 and 2020, respectively. The grant-date fair value of the Group’s share-based compensation expenses is reported in US$ as the respective valuation is conducted in US$ as the shares are denominated in US$.

Convenience translation

(e) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the nine months ended September 30, 2020 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.7896, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on September 30, 2020. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on, or September 30, 2020 at any other rate.

Fair value

(f) Fair value

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2—Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, short-term investments, trade receivable, amounts due from related parties, prepayments and other current assets, long-term investments, trade payable, amounts due to related parties, short-term borrowings, taxes payable, accruals and other liabilities, long-term receivables and long-term borrowings. As of September 30, 2019, and 2020, the carrying values of these financial instruments are approximated to their fair values due to the short-term maturity of these instruments   except for long-term receivables, long-term borrowings and certain investments which are carried at fair value at each balance sheet date. Certain long-term investments in equity investees classified within Level 3 are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Below is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports on its consolidated balance sheets at fair value on a recurring basis.

Time deposits. The Group values its time deposits held in certain bank accounts using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Short-term borrowings. The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2.

Short-term receivables and payables. Trade receivable and prepayments and other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Trade payable, accruals and other liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature.

Prepayments and other assets in non-current assets. Prepayments and other assets in non-current assets are financial assets with carrying values that approximates fair value due to the change in fair value after considering the discount rate. The Group estimated fair values of non-current prepayments and other assets using the discount cash flow method.

Cash, cash equivalents and restricted cash

(g) Cash, cash equivalents and restricted cash

Cash and cash equivalents represent cash on hand, time deposits and highly-liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Restricted cash is restricted to withdrawal for use or pledged as security is reported separately on the face of the Consolidated Balance Sheets. The Group’s restricted cash mainly represents (a) the secured deposits held in designated bank accounts for issuance of bank credit card; (b) time deposit that are pledged for property lease.

Cash, cash equivalents and restricted cash as reported in the unaudited interim condensed consolidated statement of cash flows are presented separately on our unaudited interim condensed consolidated balance sheet as follows:

	December 31,	September 30,
	2019	2020
Cash and cash equivalents	862,839	19,327,717
Restricted cash	82,507	184,244
Long-term restricted cash	44,523	43,623
Total	989,869	19,555,584

Short-term investment

(h) Short-term investment

Short-term investments consist primarily of investments in fixed deposits with maturities between three months and one year and investments in money market funds and financial products issued by banks. As of December 31, 2019 and September 30, 2020, the investment in fixed deposits that were recorded as short-term investments amounted to RMB111,000 and RMB2,718,303, respectively, among which, RMB96,000 and RMB2,000,202 was restricted as collateral for bank borrowings and letter of guarantee as of December 31, 2019 and September 30, 2020 respectively.

Current expected credit losses

(i) Current expected credit losses

In 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Company adopted this ASC Topic 326 and several associated ASUs on January 1, 2020 using a modified retrospective approach with a cumulative effect recorded as increase of accumulated deficit with amount of RMB22,968. As of January 1, 2020, upon the adoption, the expected credit loss provision for the current and non-current assets were RMB118,851 and RMB12,899, respectively.

The Company’s trade receivable, receivables of installment payments, deposits and other receivables are within the scope of ASC Topic 326. The Company has identified the relevant risk characteristics of its customers and the related receivables, prepayments, deposits and other receivables which include size, type of the services or the products the Company provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Company’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Company’s specific facts and circumstances.

For the nine months ended September 30, 2020, the Company recorded RMB5,945 expected credit loss expense in selling, general and administrative expenses. As of September 30, 2020, the expected credit loss provision for the current and non-current assets were RMB40,684 and RMB19,062, respectively.

Account Receivable and Allowance for Doubtful Accounts

(j) Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily include amounts of vehicle sales in relation of government subsidy to be collected from government on behalf of customers, current portion of battery installment and receivables due from vehicle users. The Company recorded a provision for current expected credit losses.

The following table summarizes the activity in the allowance for credit losses related to accounts receivable for the nine months ended September 30, 2020:

Nine Months Ended
September 30, 2020
Balance as at December 31, 2019	85,824
Adoption of ASC Topic 326	6,775
Balance as at January 1, 2020	92,599
Current period reversal, net	(1,055)
Current period write-offs	(55,319)
Balance as at September 30, 2020	36,225

Allowance for the accounts receivable recognized for the nine months ended September 30, 2019 was nil.

Inventory

(k) Inventory

Inventories are stated at the lower of cost or net realizable value. Cost is calculated on the average basis and includes all costs to acquire and other costs to bring the inventories to their present location and condition. The Group records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. The Group also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the vehicles less the estimated cost to convert inventory on hand into a finished product. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Property, plant and equipment, net

(l) Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the related assets.

The estimated useful lives are as follows:

Useful lives
Building and constructions	20 years
Production facilities	10 years
Charging & battery swap infrastructure	5 years
R&D equipment	5 years
Computer and electronic equipment	3 years
Purchased software	3 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Others	3 to 5 years

Depreciation for mold and tooling is computed using the units-of-production method whereby capitalized costs are amortized over the total estimated productive life of the related assets.

The cost of maintenance and repairs is expensed as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets. Interest expense on outstanding debt is capitalized during the period of significant capital asset construction. Capitalized interest on construction-in-progress is included within property, plant and equipment and is amortized over the life of the related assets. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected in the statements of comprehensive loss.

Intangible assets, net

(m) Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and impairment, if any. Intangible assets are amortized using the straight-line method over the estimated useful lives as below:

Useful lives
Domain names and others	5 years
License	3 years

The estimated useful lives of amortized intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed.

Land use rights, net

(n) Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are 536 months representing the shorter of the estimated usage periods or the terms of the agreements.

Long-term investments

(o) Long-term investments

The Group’s long-term investments include equity investments in entities and equity securities without readily determinable fair values. Investments in entities in which the Group can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially records its investments at fair value. The Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. The carrying value of the Group’s long-term investments measured under equity method was RMB115,325 and RMB339,942 as of December 31, 2019 and September 30, 2020, respectively.

Equity securities without readily determinable fair values and over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. Prior to the fiscal year of 2018, these securities were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment. The carrying value of the Group’s long-term investments measured under this alternative measurement was nil and RMB822 as of December 31, 2019 and September 30, 2020.

No impairment charge was recognized for the nine months ended September 30, 2019 and 2020.

Impairment of long-lived assets

(p) Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Impairment charge recognized for the nine months ended September 30, 2019 and 2020 was RMB 75,278 and RMB25,757, respectively. Impairment charge of nil and RMB10,147 were written off against original amount upon the disposal of related long-lived assets for the nine months ended September 30, 2019 and 2020.

Warranty liabilities

(q) Warranty liabilities

The Company accrues a warranty reserve for all new vehicles sold by the Company, which includes the Company's best estimate of the projected costs to repair or replace items under warranties. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the Company's relatively short history of sales, and changes to the historical or projected warranty experience may cause material changes to the warranty reserve when the Company accumulates more actual data and experience in the future.

The portion of the warranty reserve expected to be incurred within the next 12 months is included within accruals and other liabilities, while the remaining balance is included within other non-current liabilities on the consolidated balance sheets. Warranty expense is recorded as a component of cost of revenues in the consolidated statements of comprehensive loss.

The following table shows a reconciliation in the current reporting period related to carried-forward warranty liabilities.

	September 30,	September 30,
	2019	2020
Warranty–beginning of period	177,293	412,004
Provision for warranty	176,714	345,971
Warranty costs incurred	(35,881)	(31,613)
Warranty–end of period	318,126	726,362

Revenue recognition

(r) Revenue recognition

Revenue is recognized when or as the control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

●	provides all of the benefits received and consumed simultaneously by the customer;
●	creates and enhances an asset that the customer controls as the Group performs; or does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenue to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices based on the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin or adjusted market assessment approach, depending on the availability of observable information. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgments on these assumptions and estimates may impact the revenue recognition.

When either party to a contract has performed, the Group presents the contract in the statement of financial position as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made, or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. The Group’s contract liabilities primarily resulted from the multiple performance obligations identified in the vehicle sales contract and the sales of Energy and Service Packages, which is recorded as deferred revenue and advance from customers. As of December 31, 2019 and September 30, 2020, the balances of contract liabilities from vehicle sales contracts were RMB96,827 and RMB222,047, respectively. As of December 31, 2019 and September 30, 2020, the balances of contract liabilities from the sales of Energy and Service Packages were RMB65,361 and RMB61,041, respectively.

Vehicle sales

The Group generates revenue from sales of electric vehicles, together with a number of embedded products and services through a series of contracts. The Group identifies the users who purchase the vehicle as its customers. There are multiple distinct performance obligations explicitly stated in a series of contracts including sales of vehicles, charging piles, vehicle internet connection services and extended lifetime warranty which are accounted for in accordance with ASC 606. The standard warranty provided by the Group is accounted for in accordance with ASC 460, Guarantees, and the estimated costs are recorded as a liability when NIO transfers the control of vehicle to a user.

Customers only pay the amount after deducting the government subsidies to which they are entitled for the purchase of electric vehicles. The government subsidies are applied on their behalves and collected by the Group or Jianghuai Automobile Group Co., Ltd. (“JAC”) from the government. The Group has concluded that government subsidies should be considered as a part of the transaction price it charges the customers for the electric vehicle, as the subsidy is granted to the buyer of the electric vehicle and the buyer remains liable for such amount in the event the subsidies were not received by the Group. For efficiency reason, the Group or JAC applies and collects the payment on behalf  of the customers. In the instance that some eligible customer selects installment payment for battery, the Group believes such arrangement contains a significant financing component and as a result adjusts the amount considering the impact of time value on the transaction price using an appropriate discount rate (i.e. the interest rates of the loan reflecting the credit risk of the borrower). The long-term receivable of installment payment for battery was recognized as non-current assets. The difference between the gross receivable and the present value is recorded as unrealized finance income. Interest income resulting from a significant financing component will be presented separately from revenue from contracts with customers as this is not the Group’s ordinary business.

The Group uses a cost plus margin approach to determine the estimated standalone selling price for each individual distinct performance obligation identified, considering the Group’s pricing policies and practices, and the data utilized in making pricing decisions. The overall contract price is then allocated to each distinct performance obligation based on the relative estimated standalone selling price in accordance with ASC 606. The revenue for vehicle sales and charging piles are recognized at a point in time when the control of the product is transferred to the customer. For the vehicle internet connection service and free battery swapping service, the Group recognizes the revenue using a straight-line method. As for the extended lifetime warranty, given limited operating history and lack of historical data, the Group decides to recognize the revenue over time based on a straight-line method initially, and will continue monitoring the cost pattern periodically and adjust the revenue recognition pattern to reflect the actual cost pattern as it becomes available.

As the consideration for the vehicle and all embedded services must be paid in advance, which means the payments received are prior to the transfer of goods or services by the Group, the Group records a contract liability (deferred revenue) for the allocated amount regarding those unperformed obligations.

Sales of Energy and Service Packages

The Group also sells the two packages, Energy Package and Service Package in exchange of considerations. The Energy Package provides vehicle users with a comprehensive range of charging solutions (including charging and battery swapping). The energy service is applied by users on the mobile application depending on their needs and the Group can decide the most appropriate service to offer according to its available resource. Through the Service Package, the Group offers vehicle users with a “worry free” vehicle ownership experience (including free repair service with certain limitations, routine maintenance service, enhanced data package, etc.), which can be applied by user via mobile application.

The Group identifies the users who purchase Energy Package and Service Package meet the definition of a customer. The agreements for Energy Package and Service Package create legal enforceability to both parties on a monthly basis as the respective Energy or Service Packages can be canceled at any time without any penalty. The Group concludes the energy or service provided in Energy Package or Service Package respectively meets the stand-ready criteria and contains only one performance obligation within each package, the revenue is recognized over time on a monthly basis as customer simultaneously receives and consumes the benefits provided and the term of legally enforceable contract is only one month.

Incentives

The Group offers a self-managed customer loyalty program points, which can be used in the Group’s online store and at NIO houses to redeem NIO merchandise. The Group determines the value of each point based on estimated incremental cost. Customers and NIO fans and advocates have a variety of ways to obtain the points. The major accounting policy for its points program is described as follows:

(i) Sales of vehicle

The Group concludes the points offered linked to the purchase transaction of the vehicle is a material right and accordingly a separate performance obligation according to ASC 606, and should be taken into consideration when allocating the transaction price of the vehicle sales. The Group also estimates the probability of points redemption when performing the allocation. Since historical information does not yet exist for the Group to determine any potential points forfeitures and the fact that most merchandise can be redeemed without requiring a significant amount of points compared with the amount of points provided to users, the Group believes it is reasonable to assume all points will be redeemed and no forfeiture is estimated currently. The amount allocated to the points as separate performance obligation is recorded as contract liability (deferred revenue) and revenue should be recognized when future goods or services are transferred. The Group will continue to monitor when and if forfeiture rate data becomes available and will apply and update the estimated forfeiture rate at each reporting period.

(ii) Sales of Energy Package and Service Package

Energy Package—When the customers charge their vehicles without using the Group’s charging network, the Group will grant points based on the actual cost the customers incur. The Group records the value of the points as a reduction of revenue from the Energy Package.

Service Package-The Group grants points to the customers with safe driving record during the effective period of the service package. The Group records the value of the points as a reduction of revenue from the Service Package.

Since historical information is limited for the Group to determine any potential points forfeiture and most merchandise can be redeemed without requiring a significant amount of points compared with the amount of points provided to users, the Group has used an estimated forfeiture rate of zero.

(iii) Other scenarios

Customers or users of the mobile application can also obtain points through any other ways such as frequent sign-ins to the Group’s mobile application, sharing articles from the application to users’ own social media. The Group believes these points are to encourage user engagement and generate market awareness. As a result, the Group accounts for such points as selling and marketing expenses with a corresponding liability recorded under other current liabilities of its consolidated balance sheets upon the points offering. The Group estimates liabilities under the customer loyalty program based on cost of the NIO merchandise that can be redeemed, and its estimate of probability of redemption. At the time of redemption, the Group records a reduction of inventory and other current liabilities. In certain cases where merchandise is sold for cash in addition to points, the Group records other revenue.

Similar to the reasons above, the Group estimates no points forfeiture currently and continues to assess when and if a forfeiture rate should be applied.

For the nine months ended September 30, 2019 and 2020, the revenue portion allocated to the points as separate performance obligation was RMB35,545 and RMB78,741, respectively, which is recorded as contract liability (deferred revenue). For the nine months ended September 30, 2019 and 2020, the total points recorded as a reduction of revenue was RMB1,952 and RMB2,741, respectively. For the nine months ended September 30, 2019 and 2020, the total points recorded as selling and marketing expenses were RMB107,480  and RMB50,066, respectively.

As of December 31, 2019 and September 30, 2020, liabilities recorded related to unredeemed points were RMB178,666 and RMB193,390, respectively.

Practical expedients and exemptions

The Group follows the guidance on immaterial promises when identifying performance obligations in the vehicle sales contracts and concludes that lifetime roadside assistance and out-of-town charging services are not performance obligations considering these two services are value-added services to enhance user experience rather than critical items for vehicle driving and forecasted that usage of these two services will be very limited. The Group also performs an estimation on the standalone fair value of each promise applying a cost plus margin approach and concludes that the standalone fair value of roadside assistance and out-of-town charging services are insignificant individually and in aggregate, representing less than 1% of vehicle gross selling price and aggregate fair value of each individual promise.

Considering the qualitative assessment and the result of the quantitative estimate, the Group concluded not to assess whether promises are performance obligations if they are immaterial in the context of the contract and the relative standalone fair value individually and in aggregate is less than 3% of the contract price, namely the road-side assistance and out-of-town charging services. Related costs are recognized as incurred.

Cost of Sales

(s) Cost of Sales

Vehicle

Cost of vehicle revenue includes direct parts, material, processing fee, loss compensation to JAC, labor costs, manufacturing overhead (including depreciation of assets associated with the production), and reserves for estimated warranty expenses. Cost of vehicle revenue also includes adjustments to warranty expense and charges to write-down the carrying value of the inventory when it exceeds its estimated net realizable value and to provide for on-hand inventory that is either obsolete or in excess of forecasted demand.

Service and Other

Cost of service and other revenue includes direct parts, material, labor costs, vehicle internet connectivity costs, and depreciation of assets that are associated with sales of Energy and Service packages.

Sales and marketing expenses

(t) Sales and marketing expenses

Sales and marketing expenses consist primarily of marketing and promotional expenses, salaries and other compensation-related expenses to sales and marketing personnel. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the nine months ended September 30, 2019 and 2020, advertising costs totaled RMB128,847 and RMB180,757, respectively.

Research and development expenses

(u) Research and development expenses

Certain costs associated with developing internal-use software are capitalized when such costs are incurred within the application development stage of software development. Other than that, all costs associated with research and development (“R&D”) are expensed as incurred. R&D expenses are primary comprised of charges for R&D and consulting work performed by third parties; salaries, bonuses, share-based compensation, and benefits for those employees engaged in research, design and development activities; costs related to design tools; license expenses related to intellectual property, supplies and services; and allocated costs, including depreciation and amortization, rental fees, and utilities.

General and administrative expenses

(v) General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses, share-based compensation and benefits for employees involved in general corporate functions and those not specifically dedicated to research and development activities, depreciation and amortization of fixed assets which are not used in research and development activities, legal and other professional services fees, rental and other general corporate related expenses.

Employee benefits

(w) Employee benefits

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIE of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB434,335 and RMB256,682 for the nine months ended September 30, 2019 and 2020, respectively.

Government grants

(x) Government grants

The Group’s PRC based subsidiaries received government subsidies from certain local governments. The Group’s government subsidies consisted of specific subsidies and other subsidies. Specific subsidies are subsidies that the local government has provided for a specific purpose, such as product development and renewal of production facilities. Other subsidies are the subsidies that the local government has not specified its purpose for and are not tied to future trends or performance of the Group; receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. The Group recorded specific purpose subsidies as advances payable when received. For specific subsidies, upon government acceptance of the related project development or asset acquisition, the specific purpose subsidies are recognized to reduce related R&D expenses or the cost of asset acquisition. Other subsidies are recognized as other operating income upon receipt as further performance by the Group is not required.

Income taxes

(y) Income taxes

Income tax expense for the interim consolidated financial statements is determined using an estimate of the Company’s annual effective tax rate, which is based upon the applicable tax rates and tax laws of the countries in which the income is generated. Deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

The Group records liabilities related to uncertain tax positions when, despite the Group’s belief that the Group’s tax return positions are supportable, the Group believes that it is more likely than not that those positions may not be fully sustained upon review by tax authorities. Accrued interest and penalties related to unrecognized tax benefits are classified as income tax expense. The Group did not recognize uncertain tax positions as of December 31, 2019 and September 30, 2020.

Share-based compensation

(z) Share-based compensation

The Company grants restricted shares and share options to eligible employees and non-employee consultants and accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation and ASC 505-50 Equity-Based Payments to Non-Employees. There were no new grants to non-employee consultants after the effectiveness of ASU 2018-07-Compensation-stock compensation (Topic 718)-Improvements to nonemployee share-based payment accounting.

Employees’ share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at the grant date if no vesting conditions are required; or b) for share options or restricted shares granted with only service conditions, using the straight-line vesting method, net of estimated forfeitures, over the vesting period; or c) for share options granted with service conditions and the occurrence of an IPO as performance condition, cumulative share-based compensation expenses for the options that have satisfied the service condition should be recorded upon the completion of the IPO, using the graded vesting method. This performance condition was met upon completion of the Company’s IPO on September 12, 2018 and the associated share-based compensation expense for awards vested as of that date were recognized; or d) for share options where the underlying share is liability within the scope of ASC 480, using the graded vesting method, net of estimated forfeitures, over the vesting period, and re-measuring the fair value of the award at each reporting period end until the award is settled.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Share-based compensation expenses for share options and restricted shares granted to non-employees are measured at fair value at the earlier of the performance commitment date or the date service is completed and recognized over the period during which the service is provided. The Group applies the guidance in ASC 505-50 to measure share options and restricted shares granted to non-employees based on the then-current fair value at each reporting date.

Before the completion of the Company's IPO, the fair value of the restricted shares was assessed using the income approaches / market approaches, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment required complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. Upon the completion of the IPO, the fair value of the restricted shares is based on the fair market value of the underlying ordinary shares on the date of grant. In addition, the binomial option-pricing model is used to measure the value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions including the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of these awards was determined taking into account independent valuation advice.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting options and records share-based compensation expenses only for those awards that are expected to vest.

Comprehensive income/(loss)

(aa) Comprehensive income/(loss)

The Group applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive loss and its components in a full set of financial statements. Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other event and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the years presented, the Group’s comprehensive loss includes net loss and other comprehensive loss, which mainly consists of the foreign currency translation adjustment that have been excluded from the determination of net loss.

Leases

(ab) Leases

As the lessee, the Group recognizes in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, the Group makes an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities and recognizes lease expenses for such lease generally on a straight-line basis over the lease term. Operating lease assets are included within right-of-use assets—operating lease, and the corresponding operating lease liabilities are included within operating lease liabilities on the consolidated balance sheet. Finance lease assets are included within other non-current assets, and the corresponding finance lease liabilities are included within accruals and other liabilities for the current portion, and within other non-current liabilities on our consolidated balance sheet.

Dividends	(ac) Dividends Dividends are recognized when declared. No dividends were declared for the nine months ended September 30, 2019 and 2020.
Earnings/(Loss) per share

(ad) Earnings/(Loss) per share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to holders of ordinary shares, considering the accretions to redemption value of the preferred shares, by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method, unvested restricted shares, restricted share units and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting

(ae) Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statement’s information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. As a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the PRC, no geographical segments are presented.